Consolidated Statement of Stockholders' Equity(Deficit) (USD $)	Preferred Stock	Common Stock	Contributed Capital in Excess of PAR Value	Comprehensive Items	Accumulated Deficit	Total
Beginning Balance at Nov. 30, 2012	$ 50	$ 10	$ 3,873,726	$ (45,962)	$ (4,843,606)	$ (1,015,782)
Beginning Balance, Shares at Nov. 30, 2012	50,000	10,000
Issuance of spin off shares		4,791	(4,791)			0
Issuance of spin off shares, Shares		4,791,069
Shares issued as compensation	50	5,090	82,889			88,029
Shares issued as compensation, Shares	50,000	5,090,250
Realization of prior unrealized gain(loss)				7,000		7,000
Other unrealized gain(loss)						0
Net loss			0	(5,303)	(5,303)	(5,303)
Ending Balance at Nov. 30, 2013	100	9,891	3,951,824	(38,962)	(4,848,909)	(926,056)
Ending Balance, Shares at Nov. 30, 2013	100,000	9,891,319
Shares issued as compensation	0	900	217,099			218,000
Shares issued as compensation, Shares	0	900,000
Other unrealized gain(loss)				117		117
Net loss				0	297,899	297,899
Ending Balance at Nov. 30, 2014	$ 100	$ 10,791	$ 4,168,923	$ (38,845)	$ (4,551,010)	$ (410,041)
Ending Balance, Shares at Nov. 30, 2014	100,000	10,791,319